Income Tax (Restated) (Details) - Schedule of statutory federal income tax rate to income before the provision for/(benefit from) income taxes	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of statutory federal income tax rate to income before the provision for/(benefit from) income taxes [Abstract]
Expected Federal Tax	(21.00%)
Local Tax (Net of Federal Tax Benefits)	(2.00%)
Business Combination Expenses	22.00%
Change in FV of warrant liability	(27.10%)
Note Extinguishment	4.30%
Deferred Tax Liabilities Resulting from Business Combination	13.20%
Other permanent differences	1.00%
Change in valuation allowance	9.60%
Effective rate of income tax